Notes Payable (Details) - Schedule of notes payable - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2020	Dec. 31, 2021	Mar. 11, 2020
Debt Instrument [Line Items]
Outstanding Principal, Total	$ 2,401,509	$ 1,434,576	$ 1,358,211
Outstanding Principal, Less: Debt Discount			(15,547)
Outstanding Principal, Less: Debt Issuance Costs
Outstanding Principal, Less: Debt Total	1,787,099	1,434,576	1,342,664
Outstanding Principal, Less: Current Debt	(1,758,179)	(1,221,539)	(1,278,672)
Outstanding Principal, Total Long-Term Debt	28,920	213,037	63,992
The May 2020 PPP Loan Agreement [Member]
Debt Instrument [Line Items]
Outstanding Principal, Total		$ 412,500
Interest Rate		1.00%
Maturity Date, description		April 2022
The April 2020 PPP Loan Agreement [Member]
Debt Instrument [Line Items]
Outstanding Principal, Total	$ 198,577	$ 282,432	198,577
Interest Rate	1.00%	1.00%
Maturity Date, description	May 2022	May 2022
The October 2020 Loan Agreement [Member]
Debt Instrument [Line Items]
Outstanding Principal, Total		$ 55,928
Interest Rate		14.00%
Maturity Date, description		July 2021
The November 2020 Loan Agreement [Member]
Debt Instrument [Line Items]
Outstanding Principal, Total		$ 23,716
Interest Rate		14.00%
Maturity Date, description		May 2021
The February 2021 Loan Agreement [Member]
Debt Instrument [Line Items]
Outstanding Principal, Total
Interest Rate		14.00%
Maturity Date, description		July 2021
The July 2021 Loan Agreement [Member]
Debt Instrument [Line Items]
Outstanding Principal, Total
Interest Rate		10.00%
Maturity Date, description		October 2022
The December 2021 Loan Agreement [Member]
Debt Instrument [Line Items]
Outstanding Principal, Total	$ 47,990		185,655
Interest Rate	10.00%	10.00%
Maturity Date, description	June 2023	June 2023
The Second December 2021 Loan Agreement [Member]
Debt Instrument [Line Items]
Outstanding Principal, Total			313,979
Interest Rate		14.00%
Maturity Date, description		June 2022
Seller’s Choice Note [Member]
Debt Instrument [Line Items]
Outstanding Principal, Total		$ 660,000	$ 660,000
Interest Rate	30.00%	30.00%		9.50%
Maturity Date, description	September 2020	September 2020